Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2020	2019	2020	2019

Change In Projected Benefit Obligation (a)
Benefit obligation at beginning of measurement period	$6,829	$5,507	$47	$54
Service cost	235	192	–	–
Interest cost	235	249	1	2
Participants’ contributions	–	–	6	7
Plan amendments	(18)	–	–	–
Actuarial loss (gain)	754	1,100	(4)	(4)
Lump sum settlements	(55)	(56)	–	–
Benefit payments	(175)	(163)	(13)	(13)
Federal subsidy on benefits paid	–	–	1	1
Benefit obligation at end of measurement period (b)	$7,805	$6,829	$38	$47
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$5,838	$4,936	$84	$81
Actual return on plan assets	737	1,095	1	6
Employer contributions	1,153	26	5	4
Participants’ contributions	–	–	6	6
Lump sum settlements	(55)	(56)	–	–
Benefit payments	(175)	(163)	(13)	(13)
Other changes (c)	–	–	(83)	–
Fair value at end of measurement period	$7,498	$5,838	$–	$84
Funded (Unfunded) Status	$(307)	$(991)	$(38)	$37
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$369	$–	$–	$37
Current benefit liability	(27)	(25)	(5)	–
Noncurrent benefit liability	(649)	(966)	(33)	–
Recognized amount	$(307)	$(991)	$(38)	$37
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(2,557)	$(2,271)	$63	$68
Net prior service credit (cost)	18	–	11	14
Recognized amount	$(2,539)	$(2,271)	$74	$82
(a)	The increases in the projected benefit obligation for 2020 and 2019 were primarily due to decreases in the discount rate.
(b)	At December 31, 2020 and 2019, the accumulated benefit obligation for all pension plans was $7.1 billion and $6.2 billion, respectively.
(c)
The fair value of postretirement welfare plan assets decreased in 2020 due to the dissolution of the VEBA trust. Prior to dissolution, the remaining assets in the VEBA trust were used to pay benefits under other programs of the Company’s health and welfare plan, as permitted by the VEBA trust agreement. The postreirement welfare plan now operates as an unfunded plan.

Pension Plans with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2020	2019
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$676	$6,829
Fair value of plan assets	–	5,838
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$628	$553
Fair value of plan assets	–	–

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2020	2019	2018	2020	2019	2018

Components Of Net Periodic Benefit Cost
Service cost	$235	$192	$208	$–	$–	$–
Interest cost	235	249	224	1	2	2
Expected return on plan assets	(403)	(383)	(379)	(3)	(3)	(3)
Prior service cost (credit) and transition obligation (asset) amortization	–	–	–	(3)	(3)	(3)
Actuarial loss (gain) amortization	134	98	146	(6)	(6)	(6)
Net periodic benefit cost	$201	$156	$199	$(11)	$(10)	$(10)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(420)	$(388)	$(305)	$1	$7	$3
Net actuarial loss (gain) amortized during the year	134	98	146	(6)	(6)	(6)
Net prior service (cost) credit and transition (obligation) asset arising during the year	18	–	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	–	–	–	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$(268)	$(290)	$(159)	$(8)	$(2)	$(6)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(469)	$(446)	$(358)	$3	$8	$4

Weighted Average Assumptions to Determine Projected Benefit Obligations
The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2020	2019	2020	2019
Discount rate (a)	2.75%	3.40%	1.82%	2.80%
Cash balance interest crediting rate	3.00	3.00	*	*
Rate of compensation increase (b)	3.56	3.56	*	*
Health care cost trend rate (c)
Prior to age 65			6.00%	6.25%
After age 65			6.00%	6.25%
(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, legacy pension plan, non-qualified
pension plan and postretirement welfare plan of 18.6, 12.9, 12.5 and 6.1 years, respectively, for 2020, and for the qualified pension plan, non-qualified
pension plan and postretirement welfare plan of 15.8, 12.3 and 6.1 years, respectively, for 2019.

(b)	Determined on an active liability-weighted basis.
(c)	The 2020 and 2019 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2020	2019	2018	2020	2019	2018
Discount rate (a)	3.40%	4.45%	3.84%	2.80%	4.05%	3.34%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets (b)	7.25	7.25	7.25	3.50	3.50	3.50
Rate of compensation increase (c)	3.56	3.52	3.56	*	*	*
Health care cost trend rate (d)
Prior to age 65				6.25%	6.50%	6.75%
After age 65				6.25	10.00	6.75
(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified
pension plan and postretirement welfare plan of 15.8, 12.3, and 6.1 years, respectively, for 2020, and 14.7, 11.5 and 5.9 years, respectively, for 2019.

(b)
With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(c)	Determined on an active liability weighted basis.
(d)	The 2020, 2019 and 2018 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value
The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan s									Postretirement Welfare Plan
	2020					2019				2020	2019
(Dollars in Millions)	Level 1		Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$975	(a)	$–	$–	$975	$58	$–	$–	$58	$–	$40
Debt securities	894		1,224	–	2,118	727	1,073	–	1,800	–	–
Mutual funds
Debt securities	–		371	–	371	–	304	–	304	–	–
Emerging markets equity securities	–		174	–	174	–	136	–	136	–	–
Other	–		–	6	6	–	–	3	3	–	–
	$1,869		$1,769	$6	3,644	$785	$1,513	$3	2,301	–	40
Plan investment assets not classified in fair value hierarchy (b) :
Collective investment funds
Domestic equity securities					1,515				1,328	–	27
Mid-small cap equity securities (c)					431				323	–	–
International equity securities					718				752	–	17
Domestic real estate securities					520				547	–	–
Hedge funds (d)					251				283	–	–
Private equity funds (e)					419				304	–	–
Total plan investment assets at fair value					$7,498				$5,838	$–	$84
(a)	Includes an employer contribution made in late 2020, which was invested consistently with the plan’s target asset allocation subsequent to December 31, 2020.
(b)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(c)	At December 31, 2020 and 2019, securities included $431 million and $323 million in domestic equities, respectively.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	This category consists of several investment strategies diversified across several private equity fund managers.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2020	2019	2018
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$3	$3	$2
Unrealized gains (losses) relating to assets still held at end of year	3	–	–
Purchases, sales, and settlements, net	–	–	1
Balance at end of period	$6	$3	$3

Expected Future Benefit Payments
The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)
2021	$250	$5
2022	266	4
2023	292	4
2024	312	4
2025	362	3
2026-2030	1,880	12
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.